Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Employee options [member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	1.3	0.0	0.0
Convertible loan [member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	1.6	1.6